Trade and Other Receivables (Details) - Schedule of Trade and Other Current Receivables	Jun. 30, 2023 MYR (RM)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 MYR (RM)
Trade and Other Receivables (Details) - Schedule of Trade and Other Current Receivables [Line Items]
Third parties	RM 31,135,686	$ 6,670,170	RM 15,266,925
Less: Impairment allowance on trade receivables	(1,500,526)	(321,456)	(1,757,638)
Impairment loss recognised in profit or loss, trade receivables	29,635,160	6,348,714	13,509,287
Related party	117,757	25,227	1,305,724
Total trade receivables	29,752,917	6,373,941	14,815,011
Deposits	1,253,629	268,564	195,507
Prepayments	538,390	115,339	28,578
Other receivables	24,438,406	5,235,417	720,437
Total	55,983,342	11,993,261	15,759,533
Movement in impairment allowance on trade receivables	(257,112)	(55,081)	342,427
Beginning balance	1,757,638	376,537	1,415,211
Exchange differences	(257,112)	(55,081)	342,427
Ending balance	1,500,526	321,456	1,757,638
Not Past Due [Member]
Trade and Other Receivables (Details) - Schedule of Trade and Other Current Receivables [Line Items]
Trade receivables	22,912,675	4,908,562	11,643,721
Past Due [Member]
Trade and Other Receivables (Details) - Schedule of Trade and Other Current Receivables [Line Items]
Trade receivables	8,340,768	1,786,835	4,928,928
Receivable Due [Member]
Trade and Other Receivables (Details) - Schedule of Trade and Other Current Receivables [Line Items]
Impairment loss recognised in profit or loss, trade receivables	(1,500,526)	(321,456)	(1,757,638)
Total trade receivables	RM 29,752,917	$ 6,373,941	RM 14,815,011